Condensed Consolidated Statements of Operations and Comprehensive Loss (Q2) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses
Rent expense	$ 5,630	$ 6,136	$ 12,465
Related Party [Member]
Costs and expenses
Inventory expense	500,569	446,594	922,148	$ 718,675	$ 567,782
Rent expense	$ 1,358	$ 1,358	$ 2,643	$ 2,319	$ 6,845